Financial Risk Management - Additional Information (Detail) $ in Millions, ¥ in Billions, TWD in Billions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on financial instruments, net of taxes	€ 8,400,000	€ (12,123,000)	€ 24,066,000
Derivative instruments release period	12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness	€ 0		0
Gain (loss) from reclassification adjustment from AOCI on derivatives	(2,410,000)	21,995,000	(6,691,000)
Gain (loss) from derivative financial instruments measured at fair value	81,200,000	129,900,000	119,300,000
Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), before Tax	10,400,000	2,000,000	16,300,000
Total anticipated income (loss) to be released to sales/cost of sales	0
Gain (loss) on financial instruments, net of taxes	9,300,000	1,800,000	€ 14,500,000
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax		738,000
Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total anticipated income (loss) to be released to sales/cost of sales	200,000	€ 0
Gain (Loss) on Derivative Used in Net Investment Hedge, Net of Tax	€ 2,831,000
Forward Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Financial instruments, notional amount				$ 965.0	TWD 14.6	€ 1,311,599,000	¥ 1.5	$ 517.5	TWD 4.3	€ 898,227,000	¥ 34.7